Financial instruments - Summary of Financial Instruments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	R$ 6,454,268	R$ 4,517,497
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,845,133	2,578,248
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	216,746	184,419
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,225,570	965,475
Amortized cost | Agribusiness Receivables Certificates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	405,565
Amortized cost | Obligations to FIAGRO quota holders
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	205,088	150,018
Amortized cost | Payables for the acquisition of subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	206,242	275,209
Amortized cost | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Amortized cost | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Amortized cost | Salaries and social charges
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	174,665	223,376
Amortized cost | Dividends payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,397	1,619
Amortized cost | Warrant liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Amortized cost | Liability for FPA Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	168,862	139,133
Fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	163,395	287,521
Fair value through profit or loss | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Agribusiness Receivables Certificates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities
Fair value through profit or loss | Obligations to FIAGRO quota holders
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Payables for the acquisition of subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	75,017	44,008
Fair value through profit or loss | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	65,957	207,067
Fair value through profit or loss | Salaries and social charges
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Dividends payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Warrant liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	22,421	36,446
Fair value through profit or loss | Liability for FPA Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,994,661	2,847,742
Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	168,862	139,202
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,825,799	2,708,540
Amortized cost | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0
Amortized cost | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0
Fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	188,337	155,271
Fair value through profit or loss | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0
Fair value through profit or loss | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0
Fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	47,677	40,410
Fair value through profit or loss | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R$ 140,660	R$ 114,861